STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)																			3 Months Ended					9 Months Ended		12 Months Ended
	Aug. 24, 2021	Jun. 24, 2021 shares	Mar. 31, 2021 USD ($) shares	Mar. 22, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 19, 2020 USD ($) $ / shares shares	Dec. 16, 2020 USD ($) shares	Dec. 03, 2020 USD ($) shares	Nov. 18, 2020 USD ($) shares	Sep. 23, 2020 USD ($) shares	Sep. 03, 2020 USD ($) shares	Jun. 24, 2020 USD ($) shares	May 06, 2020 USD ($) shares	Dec. 21, 2019 USD ($) shares	Dec. 19, 2019 USD ($) shares	Oct. 10, 2019 USD ($) shares	Jun. 28, 2019 USD ($) shares	Apr. 07, 2016 shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018	Jun. 28, 2021 shares	Apr. 02, 2021 shares	Dec. 31, 2016 shares	Sep. 24, 2007 shares
Class of Stock [Line Items]
Common Stock, Shares Authorized					550,000,000														550,000,000					550,000,000		550,000,000	550,000,000		550,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.001														$ 0.001					$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Issued		1,500,000			230,498,005														246,722,140					246,722,140		230,498,005	205,277,990
Common stock, outstanding					230,498,005														236,572,140					236,572,140		230,498,005	205,277,990
Preferred stock shares authorized					50,000														50,000					50,000		50,000	50,000
Preferred stock shares issued					1,000														1,000					1,000		1,000	1,000
Voting rights																												Voting Rights to include: the right to vote in an amount equal to 51% of the total vote with respect to any proposal relating to (a) increasing the authorized share capital of the Company
Number of shares issued during period for services			3,000,000
Issued shares for services, value | $																			$ 1,360,888	$ 866,724	$ 471,000	$ 65,750	$ 92,301			$ 2,033,599	$ 969,550
Prepaid expenses | $					$ 222,167																					222,167
Selling, General and Administrative Expense | $																								938,250
Number of shares issued for common stock, value | $																											25,000
Shares held in escrows		1,500,000																												2,650,000
[custom:DeclarationOfWarrantIssuanceDescription]	On August 24, 2021, the Company and We SuperGreen Energy Corp (WSGE) and WSGE shareholders reached and signed a Definitive Letter Agreement wherein the Company will acquire 100% of the shares of WSGE, subject to various closing conditions, expected to close before the calendar year end.			On March 22, 2021, the Company declared a warrant dividend to the shareholders of record on April 1, 2021, to be administered via its transfer agent Liberty Stock Transfer. On April 8, 2021, the Company issued the warrants to its shareholder at a rate of 1 warrant for each 10 shares owned as of April 1, 2021. The warrant entitles the holder to purchase one restricted share of GTII common stock for a price of $2.75 (the strike price). The warrant has a
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 2.75
Warrants and Rights Outstanding, Term				2 years
Warrants and Rights Outstanding, Maturity Date				Apr. 08, 2023
Dividends | $																			$ 57,689,800					57,689,800
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				23,364,803
[custom:ImputedInterestOnLoan] | $																								$ 10,080	$ 10,080	$ 13,440	$ 13,440
Issuances of Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued during period for services																								6,074,135	6,540,000
Issued shares for services, value | $																								$ 3,643,612	$ 158,050
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued during period for services																			707,140	166,995	4,500,000	2,000,000	4,540,000			25,224,840	33,500,000
Issued shares for services, value | $																			$ 707	$ 167	$ 4,500	$ 2,000	$ 4,540			$ 25,225	$ 33,500
Number of shares issued for common stock																											1,000,000
Number of shares issued for common stock, value | $																											$ 1,000
Percentage Of Outstanding Interest		100
Warrant [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.10
Notes Payable Related Party [Member] | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share based compensation vesting rights, description						All options are vested immediately
Number of shares authorized to issued						4,500,664
Share price | $ / shares						$ 0.01
Expiration period						2 years
Number of options granted						447,813
Share based compensation | $						$ 447,813
Non-Interest-Bearing Note [Member]
Class of Stock [Line Items]
[custom:ImputedInterestOnLoan] | $																			$ 3,360			$ 3,360		$ 10,080	$ 10,080
2007 Omnibus Stock and Incentive Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance																																60,000
ESOP Plan [Member]
Class of Stock [Line Items]
Compensation expense | $																										$ 0	$ 150,000
Number of allocated shares					23,500,000																					23,500,000	23,500,000
Number of suspense shares					0																					0	0
Number of common shares issued, value | $					$ 2,350,000																					$ 2,350,000	$ 878,900
Employees [Member]
Class of Stock [Line Items]
Number of shares issued during period for services														5,000,000
Issued shares for services, value | $														$ 150,000
Number of common shares issued																											5,000,000
Notes Payable Related Party [Member]
Class of Stock [Line Items]
Number of shares issued during period for services						4,663,705
Issued shares for services, value | $						$ 510,676
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized																			50,000					50,000							1,000
Preferred stock shares issued																		1,000
Voting rights																		Super voting power, wherein the
Director [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized					350,000,000																					350,000,000	350,000,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Preferred stock shares issued																															1,000
Board of Directors [Member]
Class of Stock [Line Items]
Number of shares issued during period for services					184,840	2,500,000	3,000,000	3,000,000	10,000,000	1,500,000	500,000	1,500,000	3,040,000	15,500,000	8,000,000	1,000,000	5,000,000
Issued shares for services, value | $						$ 161,875	$ 249,674	$ 322,500	$ 1,158,000	$ 30,000	$ 20,750	$ 30,000	$ 60,800	$ 389,050	$ 168,000	$ 25,000	$ 262,500
Share based compensation vesting rights, period																											2 years
Share based compensation vesting rights, percentage																											10.00%
Board of Directors [Member] | Maximum [Member]
Class of Stock [Line Items]
Share based compensation vesting rights, period																											2 years
Share based compensation vesting rights, percentage																											20.00%
Share based compensation vesting rights, description																											Full vesting after six years of Service
Board of Directors [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Prepaid expenses | $			$ 222,167																		$ 222,167